Investment in Affiliated Company (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment in a warrants investment, Beginning Balance	$ 7,568	$ 1,404	$ 1,248
Warrants exercised (see note 4C2)	(2,071)	12,180	(1,847)
Revaluation (see note 4C1)	1	4	104
Investment in a warrants investment, Ending Balance	7,568	1,404	1,248
Warrant Investment [Member]
Investment in a warrants investment, Beginning Balance	345	4,033	66
Warrants exercised (see note 4C2)	(4,004)
Revaluation (see note 4C1)	316	3,967
Investment in a warrants investment, Ending Balance	$ 345	$ 4,033	$ 66